Interest-bearing Financial Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Interest-bearing Financial Liabilities
20.
Interest-bearing Financial Liabilities

As at December 31, 2025 and 2024, this account consists of the following:

	2025	2024
	(in million pesos)
Long-term portion of interest-bearing financial liabilities ─
Long-term debt (Notes 27 and 28)	278,868	258,246

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 27 and 28)	15,880	23,340
Short-term debt (Notes 27 and 28)	300	—
	295,048	281,586

Unamortized debt discount, representing debt premium, debt issuance costs and any difference between the fair value of consideration given or received at initial recognition, included in our financial liabilities amounted to Php1,891 million and Php1,989 million as at December 31, 2025 and 2024, respectively.

The following table describes all changes to unamortized debt discount for the years ended December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Unamortized debt discount at beginning of the year	1,989	2,129
Additions	271	219
Revaluations	3	9
Accretion included as part of financing costs – net	(372)	(368)
Unamortized debt discount at end of the year	1,891	1,989

The scheduled maturities of our consolidated outstanding long-term and short-term debt at nominal values as at
December 31, 2025 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2026	14	823	15,736	16,559
2027	14	823	27,056	27,879
2028	28	1,646	20,027	21,673
2029	—	—	26,662	26,662
2030	14	823	24,192	25,015
2031 and onwards	600	35,274	143,877	179,151
Total long-term debt (Note 27)	670	39,389	257,550	296,939

Long-term Debt

As at December 31, 2025 and 2024, long-term debt consists of:

		December 31, 2025		December 31, 2024
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2025 and 2024	591	34,779	591	34,177
Term Loans:
Others	SOFR + 1.31161 % in 2025 and SOFR + 1.31161 % to 1.47826% in 2024	70	4,100	84	4,838
		661	38,879	675	39,015
Philippine Peso Debts:
Term Loans:
Unsecured Term Loans	4.0000% to 5.3500%; PHP BVAL + 0.4000% to 1.1250% (floor rate 4.5000% to 4.6250%) in 2025 and 4.000% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2024		255,869		242,571
			255,869		242,571
Total long-term debt (Notes 27 and 28)			294,748		281,586
Less portion maturing within one year (Note 27)			15,880		23,340
Noncurrent portion of long-term debt (Note 27)			278,868		258,246

							Outstanding Amounts
				Repurchase Amount			December 31, 2025				December 31, 2024
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
				(in millions)			(in millions)
Fixed Rate Notes(1)

US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031	—	—	—	297	(2)	17,468	(2)	297	(2)	17,155	(2)

US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on June 23, 2050	—	—	—	294	(2)	17,311	(2)	294	(2)	17,022	(2)
							591		34,779		591		34,177

(1) The purpose of this loan is to refinance the existing loan obligations, prepay outstanding loans and partially finance capital expenditures.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn Amount	Cancelled Undrawn Amount		Outstanding Amounts
								December 31, 2025				December 31, 2024
Loan Amount	Date of Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)

US$25M	2017	NTT TC Leasing	Non-amortizing, payable upon maturity on March 27, 2024	2017	25	—	March 27, 2024	—		—		—		—

US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	70	(2)	4,100	(2)	84	(2)	4,838	(2)

								70		4,100		84		4,838

(1) The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

Outstanding Amounts
				Date of	Payments		December 31, 2025	December 31, 2024
				Issuance/	Amount
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	12,400 2,600	February 8, 2021 February 6, 2024	—	—

(1) The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

						Outstanding Amounts
					Drawn	December 31, 2025		December 31, 2024
	Date of Loan				Amount
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php		Php
					(in millions)	(in millions)
Term Loans
Unsecured Term Loans(1)

Php9,500M	Various dates in 2014 and 2019	Union Bank of the Philippines	With annual amortization up to 10 years	Various dates in 2014 and 2019	9,500	7,689	(2)	7,811	(2)

Php70,500M	Various dates in 2015 to 2024	Bank of the Philippine Islands	With annual amortization up to 6, 10 and 11 years	Various dates in 2015 to 2025	70,500	56,443	(2)	54,738	(2)

Php55,500M	Various dates in 2015 to 2025	Metropolitan Bank and Trust Company(3)	With annual amortization up to 10 and 11 years	Various date in 2015 to 2025	54,000	42,635	(2)	38,618	(2)

Php18,500M	Various dates in 2019 and 2023	China Banking Corporation	With annual amortization up to 10 years	Various dates in 2019 and 2023	18,500	14,919	(2)	15,770	(2)

Php14,000M	Various dates in 2016 and 2017	Security Bank	With semi-annual amortization up to 10 years	Various dates in 2017	14,000	10,372	(2)	10,566	(2)

Php39,970M	Various dates in 2016 to 2025	Banco de Oro	With annual amortization up to 7 and 10 years	Various dates in 2016, 2020, 2021, 2024 and 2025	39,820	38,560	(2)	29,564	(2)

Php8,500M	Various dates in 2016, 2017 and 2019	Philippine National Bank	With annual amortization up to 7, 8 and 10 years	Various dates in 2017, 2018 and 2019	8,500	6,491	(2)	7,920	(2)

Php41,500M	Various dates in 2016 to 2023	Landbank of the Philippines	With annual amortization up to 10 years	Various dates in 2017 to 2023	41,500	39,131	(2)	39,475	(2)

Php14,000M	Various dates in 2019 to 2021	Development Bank of the Philippines	With annual amortization up to 8, 9 and 10 years	Various dates in 2019 to 2022	14,000	13,397	(2)	13,513	(2)

Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	With annual amortization up to 7 years	September 6, 2019	2,000	1,878	(2)	1,896	(2)

Php15,000M	Various dates in 2020, 2021 and 2023	Rizal Commercial Banking Corporation	With annual amortization up to 8, 10 and 11 years	Various dates in 2020, 2021 and 2023	15,000	14,324	(2)	14,443	(2)

Php2,500M	March 30, 2020	MUFG Bank, Ltd.	With semi-annual amortization up to 6 years	April 2, 2020	2,500	949	(2)	972	(2)

Php3,800M	Various dates in 2023 and 2024	Bank of Commerce	With annual amortization up to 9 and 10 years	Various dates in 2023 and 2024	3,800	3,733	(2)	3,769	(2)

Php3,000M	Various dates in 2024	Hongkong and Shanghai Banking Corporation(3)	With annual amortization up to 5 years	Various dates in 2024	3,000	2,838	(2)	2,986	(2)

Php2,530M	Various dates in 2024 and 2025	Philippine Veterans Bank	With annual amortization up to 7 years	Various dates in 2024 and 2025	2,530	2,510	(2)	530	(2)
						255,869		242,571

(1) The purpose of this loan is to finance capital expenditure and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

(2) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(3) Includes Green Loan and Social Loan.

Green Loan and Social Loan Facilities

On March 6 and May 6, 2024, PLDT secured Php1,000 million and Php4,000 million Green Loan Facilities from HSBC Philippines and Metropolitan Bank & Trust Company, respectively, to partially fund the Company’s ongoing nationwide modernization and expansion of its fiber network. The upgrade of the network to fiber and the resultant energy-efficient operations support the PLDT Group decarbonization roadmap, which aims to reduce its Scope 1 and Scope 2 greenhouse gas emissions by 40% by 2030, from a 2019 baseline.

On October 21, 2024, PLDT secured a Php2,000 million Social Loan Facility from HSBC Philippines to partially fund the Company’s network fiber expansion to reach the country's fourth to sixth class municipalities. This initiative aligns with the government’s focus on enhancing connectivity in Geographically Isolated and Disadvantaged Areas (GIDAs).

On November 4, 2025, Smart secured a Php2,000 million Green Loan Facility from Metropolitan Bank & Trust Company, to partially fund the expansion of its 5G network. Compared to previous technologies, 5G networks are more energy efficient per gigabyte of data and more reliable in delivering better speeds to end-users. 5G also enables shifting to low-energy mode and optimizes energy consumption based on actual network activity, facilitating reduction of greenhouse gas (GHG) emissions.

Short-term Debt

On January 3, 2025, PLDT and Smart availed of unsecured short-term debt amounting to Php787 million and Php235 million, respectively, with an interest rate of 6.43%, which were fully paid on March 21, 2025.

In July and August 2025, Multisys availed of unsecured short-term debt amounting to Php50 million each, with an interest rate of 6.40%.

In October 2025, Multisys availed of unsecured short-term debt amounting to Php200 million, with an average interest rate of 6.0391%.

As at December 31, 2025, outstanding short-term debt amounted to Php300 million.

Subsequent Drawdown

No subsequent drawdowns were made after December 31, 2025.

Compliance with Debt Covenants

PLDT’s debt instruments contain restrictive covenants, including covenants that require us to comply with specified financial ratios tests, such as total debt to EBITDA and interest cover ratio, at relevant measurement dates, principally at the end of each quarterly period.

PLDT’s debt instruments also contain a number of other negative covenants that, subject to certain exceptions and qualifications, restrict PLDT’s ability to take certain actions without lenders’ approval, including: (a) making or permitting any material change in the character of its business; (b) selling, leasing, transferring or disposing of all or substantially all of its assets or any significant portion thereof other than in the ordinary course of business; (c) creating any lien or security interest; (d) permitting set-off against amounts owed to PLDT; (e) merging or consolidating with any other company; and (f) making or permitting any preference or priority in respect of any other relevant indebtedness of PLDT.

PLDT’s debt instruments also contain customary and other default provisions that permit the lender to accelerate amounts due or terminate their commitments to extend additional funds under the debt instruments.

Smart’s debt instruments contain certain restrictive covenants that require Smart to comply with specified financial ratios and other financial tests at semi-annual measurement dates. Smart’s loan agreements include compliance with financial tests such as Smart’s consolidated debt to consolidated EBITDA and interest coverage ratio. The agreements also contain customary and other default provisions that permit the lender to accelerate amounts due under the loans or terminate their commitments to extend additional funds under the loans.

Vitro’s debt instruments contain certain restrictive covenants that require Vitro to comply with specified financial ratios and other financial tests at quarterly measurement dates. Vitro’s loan agreement includes compliance with financial tests such as total debt to equity and interest coverage ratio. The agreement also contains customary and other default provisions that permit the lender to accelerate amounts due under the loans or terminate their commitment to extend additional funds under the loans. Vitro’s debt instruments also contain a number of other negative covenants that, subject to certain exceptions and qualifications, restrict Vitro’s ability to take certain actions without lenders’ approval.

The principal factors that could negatively affect our ability to comply with these financial ratio covenants and other financial tests are poor operating performance of PLDT and its subsidiaries, depreciation of the Philippine Peso relative to the U.S. Dollar, impairment or similar charges in respect of investments or other long-lived assets that may be recognized by PLDT and its subsidiaries, and increases in our interest expense. Interest expense may increase as a result of various factors including issuance of new debt, the refinancing of lower cost indebtedness by higher cost indebtedness, depreciation of the Philippine Peso relative to the U.S. Dollar, the lowering of PLDT’s credit ratings or the credit ratings of the Philippines, increase in reference interest rates, and general market conditions. Of our total consolidated debts (net of consolidated debt discount), approximately 13% and 14% were denominated in U.S. Dollars as at December 31, 2025 and 2024, respectively. Considering our consolidated outstanding derivatives, the unhedged portion of the PLDT’s net debt amounts was approximately 10% (or 9%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2025 and 6% (or 5%, net of our consolidated U.S. Dollar cash balances allocated for debt) as at
December 31, 2024. Therefore, the financial ratio and other tests are expected to be negatively affected by any weakening of the Philippine Peso relative to the U.S. Dollar. See Note 27 – Financial Assets and Liabilities – Foreign Currency Exchange Risk.

The loan agreements with banks (foreign and local alike) and other financial institutions provide for certain restrictions and requirements with respect to, among others, maintenance of percentage of ownership of specific shareholders, incurrence of additional long-term indebtedness or guarantees and creation of property encumbrances.

As at December 31, 2025 and 2024, we were in compliance with all of our debt covenants. See Note 27 – Financial Assets and Liabilities – Derivative Financial Instruments.